Annual Fund Operating Expenses - Class I S Shares - Voya Emerging Markets Index Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.80%
Waivers and Reimbursements	(0.27%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.53%
Class S
Operating Expenses:
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.05%
Waivers and Reimbursements	(0.27%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.78%

[1]	The adviser is contractually obligated to waive 0.27% of the management fee through May 1, 2022. Termination or modification of this obligation requires approval by the Portfolio’s board.